UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:    811-23801

Bitwise Funds Trust

(Exact name of registrant as specified in charter)

400 Montgomery Street, Suite 600

San Francisco, California 94101

(Address of principal executive offices) (Zip code)

Delaware Trust Company

251 Little Falls Drive

Wilmington, New Castle County, Delaware 19808

(Name and address of agent for service)

Copies of Communications to:

Richard J. Coyle, Esq.

Chapman and Cutler, LLP

320 South Canal Street

Chicago, Illinois 60606

Registrant’s telephone number, including area code:    (415) 968-1843

Date of fiscal year end:    December 31

Date of reporting period:    June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

June 30, 2023

Semi-Annual Report

Bitwise Funds Trust

Bitwise Web3 ETF (BWEB)

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Bitwise Web3 ETF

Table of Contents

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Bitwise Web3 ETF

Letter to Shareholders (Unaudited)

Dear Shareholder,

I am honored to write to you on behalf of the entire team at Bitwise Asset Management. We deeply appreciate the trust you have placed in us, and look to honor that trust every day.

Judging by headlines alone, the first half of 2023 might have felt as sobering as 2022: Four U.S. banks collapsed, alongside a massive one in Europe; we saw another episode of U.S. debt ceiling drama; anxiety spiked around geopolitical uncertainty; and central banks signaled the fight against inflation had farther to go. Specific to the crypto and blockchain industry, we witnessed a coordinated regulatory crackdown, with the White House, SEC, CFTC, NYDFS, Federal Reserve and other agencies taking significant actions against the crypto industry.

And yet, equity markets enjoyed one of the best first halves in the last 25 years, with technology leading the way. In particular, artificial intelligence fueled positive market sentiment with the rise of ChatGPT and similar AI tools.

In the crypto and blockchain space, key fundamental metrics—like user growth, developer activity, blockchain revenues, and more—all bounced up from their Q4 lows. Those developments have propelled Web3 equities, as the Web3 equity market has substantial overlap with both the technology sector and the innovation and crypto/blockchain themes.

As we look ahead to the second half of the year, the outlook appears favorable. On a macro level, the U.S. debt ceiling deal is in place until early 2025, global central banks are moving toward a pause on rates, bank stress is stabilizing, there are signs of potential cooling of U.S.-China tensions, and the economy appears to be on a guidepath to a “soft landing.”

Meanwhile, technological progress in the crypto ecosystem has accelerated in 2023, with developers checking off major milestones at an impressive pace. Zooming out, we believe we are in the early stages of a multi-year bull market in crypto, and are excited about the progress we are seeing in multiple areas.

Our mission at Bitwise is to help investors gain exposure to the opportunities created by the development of crypto and public blockchains, which includes a broad set of opportunities that fall under the label “Web3.” We believe that the future opportunities surrounding companies building in the Web3 space are significant.

We look forward to continuing to help you and fellow investors gain exposure to these opportunities in an efficient manner.

Best regards,

Matt Hougan

Chief Investment Officer, Bitwise Asset Management

1

Bitwise Web3 ETF

Management’s Discussion of Fund Performance

June 30, 2023 (Unaudited)

Bitwise Web3 ETF [Ticker: BWEB]

From its inception on October 3, 2022 through June 30, 2023, BWEB returned +36.84%, compared to +20.99% for the S&P 500. The fund’s outperformance was driven primarily by its exposure to crypto- and blockchain-related equities, which saw a substantial rally amid broader strength in the technology sector. The 13 pure-play crypto- and blockchain-related equities in the portfolio ranged between -46% and +440%. The portfolio was also complemented by the strong returns in certain large-cap names, including Meta Platforms (+107.04%) and Microsoft (+41.46%).

Over the next 6-12 months, we expect the environment to remain favorable for risk assets like many of the companies in BWEB, as the Federal Reserve tapers off its interest rate hiking cycle. We continue to see value in the exposure BWEB offers to some of the world’s most innovative and forward-looking public companies, and believe that the long-term trend of growth in the Web3 market is intact.

HISTORICAL PERFORMANCE

Total Return as of June 30, 2023

	6 Month Return	Cumulative Total Return*
Bitwise Web3 ETF Net Asset Value	55.95%	36.84%
Bitwise Web3 ETF Market Price	55.69%	36.76%
Bitwise Web3 Equities Index	56.57%	37.48%
S&P 500® Index	15.91%	20.99%

* Commencement of operations was October 3, 2022.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund Net Asset Value (“NAV”) returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.85%. Actual expenses can be referenced in the Financial Highlights section later in this report. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call 1 (866) 880-7228.

The Bitwise Web3 Equities Index provides focused exposure to companies that are well positioned to benefit from the emergence of Web3 and Web3 technologies.

The S&P 500® Index is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The ETF may be non-diversified, which may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. The Fund is new and has limited operating history to judge.

This document must be preceded or accompanied by a prospectus.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk.

There is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving positive investment returns or outperforming other investment products. Indices are unmanaged and do not include the effect of fees. One cannot invest directly in an index. In addition, the Fund’s returns may not match the Index due to expenses incurred by the Fund or lack of precise correlation with the Index.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

The Fund will not invest in crypto assets directly or through the use of derivatives and also will not invest in initial coin offerings. The Fund may, however, have indirect exposure to crypto assets by virtue of its investments in Web3 equities that use one or more crypto assets as part of their business activities or that hold crypto assets as proprietary investments.

In addition to the normal risks associated with investing, international investments (including through American Depositary Receipts (ADRs)) may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. ADRs may be less liquid than the underlying shares in their primary trading market. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Narrowly focused investments and investments in small companies typically exhibit higher volatility.

2

Bitwise Web3 ETF

Management’s Discussion of Fund Performance (Continued)

June 30, 2023 (Unaudited)

Certain of the Fund’s investments may be subject to the risks associated with investing in blockchain technology. The risks associated with blockchain technology may not fully emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit to the companies included in the underlying Index.

The technology relating to crypto assets and blockchain is new and developing. Currently, there are a limited number of publicly listed or quoted companies for which crypto assets and blockchain technology represent an attributable and significant revenue stream. This concentration in fewer companies may make the Fund more susceptible to adverse events that affect the Fund’s holdings more than the market as a whole.

Bitwise Investment Manager, LLC serves as the investment advisor of the Fund. The Fund is distributed by Foreside Fund Services, which is not affiliated with Bitwise Investment Manager LLC, Bitwise, or any of its affiliates.

3

Bitwise Web3 ETF

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
Common Stocks – 99.9%
Communication Services – 27.0%
Alphabet, Inc., Class C*	91	$11,008
Electronic Arts, Inc.	271	35,149
Meta Platforms, Inc., Class A*	225	64,570
ROBLOX Corp., Class A*	1,525	61,458
Take-Two Interactive Software, Inc.*	251	36,937
Tencent Holdings Ltd.	300	12,694

		221,816

Consumer Discretionary – 3.8%
GameStop Corp., Class A*	807	19,570
NIKE, Inc., Class B	107	11,809

		31,379

Energy – 1.4%
Exxon Mobil Corp.	107	11,476

Financials – 19.7%
Bakkt Holdings, Inc.*	2,777	3,416
Block, Inc.*	545	36,281
Coinbase Global, Inc., Class A*	953	68,187
Galaxy Digital Holdings Ltd.*	3,799	16,450
Robinhood Markets, Inc., Class A*	2,514	25,090
Visa, Inc., Class A	50	11,874

		161,298

Information Technology – 40.3%
Adobe, Inc.*	27	13,203
Akamai Technologies, Inc.*	370	33,252
Applied Digital Corp.*	735	6,872
Bit Digital, Inc.*	1,010	4,101
Canaan, Inc., ADR*	2,330	4,963
Cipher Mining, Inc.*	510	1,458
Cisco Systems, Inc.	231	11,952
Cleanspark, Inc.*	1,345	5,770
Cloudflare, Inc., Class A*	489	31,966
Hut 8 Mining Corp.*	2,490	8,280
Iris Energy Ltd.*	515	2,400
Marathon Digital Holdings, Inc.*	1,974	27,360
Microsoft Corp.	35	11,919
Movella Holdings, Inc.*	408	869
NVIDIA Corp.	29	12,267
Riot Platforms, Inc.*	2,029	23,983
Shopify, Inc., Class A*	1,055	68,153
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	116	11,707
Terawulf, Inc.*	1,111	1,944
Unity Software, Inc.*	1,115	48,413

		330,832

Real Estate – 7.7%
Equinix, Inc.	81	63,499

Total Common Stocks (Cost $771,423)		820,300

See Notes to Financial Statements.	4

Bitwise Web3 ETF

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Money Market Funds – 0.2%
DWS Government Money Market Series Institutional, 5.04%(a) (Cost $1,311)	1,311	$1,311

Total Investments – 100.1% (Cost $772,734)		$821,611
Liabilities in Excess of Other Assets – (0.1)%		(532)

Net Assets – 100.0%		$821,079

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of June 30, 2023.

ADR : American Depositary Receipt

Summary of Investment Type

Industry	% of Net Assets
Information Technology	40.3%
Communication Services	27.0%
Financials	19.7%
Real Estate	7.7%
Consumer Discretionary	3.8%
Energy	1.4%
Money Market Funds	0.2%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Net Assets	100.0%

See Notes to Financial Statements.	5

Bitwise Funds Trust

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Bitwise Web3 ETF

Assets
Investments, at fair value	$821,611
Receivables:
Dividends	71

Total assets	821,682

Liabilities
Due to foreign custodian	46
Payables:
Investment advisory fees	557

Total liabilities	603

Net Assets	$821,079

Net Assets Consist of
Paid-in capital	$541,763
Distributable earnings (loss)	279,316
Net Assets	$821,079

Number of Common Shares outstanding	24,000

Net Asset Value, offering and redemption price per share	$34.21

Investments, at cost	$772,734

See Notes to Financial Statements.	6

Bitwise Funds Trust

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Bitwise Web3 ETF
Investment Income
Dividend income*	$1,402
Non cash dividend income	1,693

Total income	3,095

Expenses
Investment advisory fees	3,667

Total expenses	3,667

Net investment income (loss)	(572)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(17,142)
In-kind redemptions	427,776
Foreign currency transactions	(68)

Net realized gain (loss)	410,566

Net change in unrealized appreciation (depreciation) on:
Investments	142,008

Net realized and unrealized gain (loss)	552,574

Net Increase (Decrease) in Net Assets Resulting from Operations	$552,002

* Withholding tax	$21

See Notes to Financial Statements.	7

Bitwise Funds Trust

Statement of Changes in Net Assets

	Bitwise Web3 ETF
	For the Six Months Ended June 30, 2023 (Unaudited)		For the period October 3, 2022(1) to December 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(572)		$(1,636)
Net realized gain (loss)	410,566		(110,972)
Net change in net unrealized appreciation (depreciation)	142,008		(93,131)

Net increase (decrease) in net assets resulting from operations	552,002		(205,739)

Fund Shares Transactions
Proceeds from shares sold	654,985		2,554,673
Value of shares redeemed	(1,789,854)		(944,988)

Net increase (decrease) in net assets resulting from fund share transactions	(1,134,869)		1,609,685

Total net increase (decrease) in net assets	(582,867)		1,403,946

Net Assets
Beginning of period	1,403,946		—

End of period	$821,079		$1,403,946

Changes in Shares Outstanding
Shares outstanding, beginning of period	64,000		—
Shares sold	20,000	(2)	104,000	(3)
Shares redeemed	(60,000	)(2)	(40,000	)(3)

Shares outstanding, end of period	24,000		64,000

(1)	Commencement of operations.
(2)

Certain proceeds from shares sold and value of shares redeemed were related to the normal fund rebalance process, amounting to $654,985 and $(656,863), respectively. Shares sold and shares redeemed relating to rebalance activities totaled 20,000 and (20,000), respectively.

(3)

Certain proceeds from shares sold and value of shares redeemed were related to the normal fund rebalance process, amounting to $954,673 and $(944,988), respectively. Shares sold and shares redeemed relating to rebalance activities totaled 40,000 and (40,000), respectively.

See Notes to Financial Statements.	8

Bitwise Funds Trust

Financial Highlights

Bitwise Web3 ETF Selected Per Share Data	For the Six Months Ended June 30, 2023 (Unaudited)		Period Ended December 31, 2022(a)
Net Asset Value, beginning of period	$21.94		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.02)		(0.03)
Net realized and unrealized gain (loss)	12.29		(3.03)

Total from investment operations	12.27		(3.06)

Net Asset Value, end of period	$34.21		$21.94

Total Return (%)	55.95	(c)	(12.25	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1		$1
Ratio of expenses (%)	0.85	(d)	0.85	(d)
Ratio of net investment income (loss) (%)	(0.13	)(d)	(0.44	)(d)
Portfolio turnover rate (%)(e)	15	(c)	51	(c)

(a)	For the period October 3, 2022 (commencement of operations) through December 31, 2022.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Financial Statements.	9

Bitwise Web3 ETF

Notes to Financial Statements

June 30, 2023 (Unaudited)

1. Organization

Bitwise Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized on April 28, 2022, as a Delaware Statutory Trust.

As of June 30, 2023, the Trust consists of two investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Fund listed below:

Bitwise Web3 ETF

Bitwise Investment Manager, LLC (the “Adviser”) serves as investment adviser to the Trust and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Fund commenced operations on October 3, 2022.

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares (“Shares” or “Fund Shares”) on a continuous basis, at net asset value (“NAV”), only in large specified lots, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

The Fund seeks investment results that, before fees and expenses, correspond generally to the performance of the Bitwise Web3 Equities

Index (the “Index”). Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its net assets plus borrowings in the securities comprising the Index. The Index provides focused exposure to the equity securities of companies that are well-positioned to benefit from the emergence of Web3 and Web3 technologies.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Valuation of Investments

The Board has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available. In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board has designated the Adviser as its valuation designee (the “Valuation Designee”). As Valuation Designee, the Adviser, subject to the oversight of the Board, is responsible for making fair value determinations. The Adviser’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by the Advisor (“the Valuation Committee”).

The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities in the fair value hierarchy.

Investments in open-ended investment companies are valued at their NAV each business day and are categorized as Level 1.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board designated the Adviser, as Valuation Designee, to perform fair valuation determinations pursuant to the fair valuation procedures approved by the Board. In undertaking these determinations, the Adviser’s Valuation Committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

10

Bitwise Web3 ETF

Notes to Financial Statements (Continued)

June 30, 2023 (Unaudited)

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

•	Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2023 for the Fund based upon the three levels defined above:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$820,300	$—	$—	$820,300
Money Market Funds	1,311	—	—	1,311

TOTAL	$821,611	$—	$—	$821,611

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits. As of June 30, 2023, the

Fund did not hold any cash.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

The Fund’s policy is to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. The Fund’s policy is to pay out dividends from net investment income at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts will be reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the

Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statement.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations

11

Bitwise Web3 ETF

Notes to Financial Statements (Continued)

June 30, 2023 (Unaudited)

and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in its respective net realized gain (loss) categories. Receivables and payables related to foreign taxes, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

3. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board.

Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

For its investment advisory services to the Fund, the Adviser is entitled to receive a management fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.85%.

This unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for the services it provides to the

Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, the Adviser is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Vident Investment Advisory, LLC (the “Sub-Adviser”) serves as the Sub-Adviser to the Fund. In this capacity, the Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee by the Adviser. The Fund does not directly compensate the Sub-Adviser.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian,

Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The

Distributor does not maintain a secondary market in shares of the Fund.

A Trustee and certain Officers of the Fund are also employees of the Adviser and receive no compensation from the Fund.

4. Investment Transactions

The Fund’s purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Bitwise Web3 ETF	$ 797,697	$ 142,567

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Bitwise Web3 ETF	$ -	$ 1,774,536

12

Bitwise Web3 ETF

Notes to Financial Statements (Continued)

June 30, 2023 (Unaudited)

5. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

6. Federal Income Taxes

At December 31, 2022, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bitwise Web3 ETF	$1,661.312	$56,170	$(328,856)	$(272,686)

The tax character of current year distributions will be determined at the end of the current fiscal year.

7. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date this financial statements were available to be issued. Management has determined that there were no other material events that would require disclosure in the Fund’s financial statements, which occurred during the period subsequent to June 30, 2023.

13

Bitwise Web3 ETF

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including unitary management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (commencement of operations, as noted below, to June 30, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Fund’s actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000 (1)
Bitwise Web3 ETF
Actual	$1,000.00	$1,559.50	0.85%	$5.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26

(1)

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the period January 1, 2023 to June 30, 2023), then divided by 365.

14

Bitwise Web3 ETF

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended December 31 are available on our website at www.bitwiseinvestments.com at or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (866) 880-7228.

Portfolio Holdings Information

The Fund is required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 866-880-7228.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.bitwiseinvestments.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

This report must be preceded or accompanied by a prospectus.

15

(This page intentionally left blank)

Investment Adviser	Investment Sub-Adviser	Custodian, Administrator,
Bitwise Investment Manager,	Vident Investment Advisory,	Securities Lending Agent &
LLC	LLC	Transfer Agent
400 Montgomery Street, Suite	1125 Sanctuary Parkway, Suite	The Bank of New York Mellon
600	515	240 Greenwich Street
San Francisco, CA 94104	Alpharetta, GA 30009	New York, NY 10036

Distributor	Independent Registered	Legal Counsel
Foreside Financial Services,	Public Accounting Firm	Chapman and Cutler LLP
LLC	KPMG LLP	320 South Canal Street
Three Canal Plaza, Suite 100	345 Park Avenue	Chicago, IL 60606
Portland, ME 04101	New York, NY 10154

Bitwise Funds Trust
400 Montgomery Street, Suite
600, San Francisco, CA 94104

June 30, 2023

Semi-Annual Report

Bitwise Funds Trust

Bitwise Bitcoin Strategy Optimum Roll ETF (BITC)

Bitwise Bitcoin Strategy Optimum Roll ETF

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Bitwise Bitcoin Strategy Optimum Roll ETF

Letter to Shareholders (Unaudited)

Dear Shareholder,

I am honored to write to you on behalf of the entire team at Bitwise Asset Management. We deeply appreciate the trust you have placed in us, and look to honor that trust every day.

Judging by headlines alone, the first half of 2023 might have felt as sobering as 2022: Four U.S. banks collapsed, alongside a massive one in Europe; we saw another episode of U.S. debt ceiling drama; anxiety spiked around geopolitical uncertainty; and central banks signaled the fight against inflation had farther to go. Specific to the crypto and blockchain industry, we witnessed a coordinated regulatory crackdown, with the White House, SEC, CFTC, NYDFS, Federal Reserve and other agencies taking significant actions against the crypto industry.

And yet, equity markets enjoyed one of the best first halves in the last 25 years, with technology leading the way. In particular, artificial intelligence fueled positive market sentiment with the rise of ChatGPT and similar AI tools.

In the crypto and blockchain space, key fundamental metrics—like user growth, developer activity, blockchain revenues, and more—all bounced up from their Q4 lows. The quarter also saw the world’s largest asset manager, BlackRock, embrace the space, filing for a spot bitcoin ETF and making public pronouncements supporting bitcoin’s future role. In addition, the regional banking crisis played directly into the narrative of why bitcoin exists, as lower trust in traditional banks benefitted bitcoin by proxy. Together, these developments propelled bitcoin up +83% in the first half of 2023.

As we look ahead to the second half of the year, the outlook appears favorable. On a macro level, the U.S. debt ceiling deal is in place until early 2025, global central banks are moving toward a pause on rates, and there are signs of potential cooling of U.S.-China tensions. On a crypto-specific level, hopes for progress on a spot bitcoin ETF have ignited significant excitement in the space, and may bring institutional capital into the crypto ecosystem.

Meanwhile, technological progress in the crypto ecosystem has accelerated in 2023, with developers checking off major milestones at an impressive pace. We also believe the filing of spot bitcoin ETF applications by BlackRock and other established financial institutions marks an important turning point, signaling that the world’s largest asset managers think institutional investors are ready to buy bitcoin en masse. Zooming out, we believe we are in the early stages of a multi-year bull market in crypto, and we are excited about the progress we are seeing in multiple areas.

Our mission at Bitwise is to help investors gain exposure to the opportunities created by the development of crypto and public blockchains.

We believe that the future opportunity for bitcoin remains significant.

We look forward to continuing to help you and fellow investors gain exposure to these opportunities in an efficient manner.

Best regards,

Matt Hougan

Chief Investment Officer, Bitwise Asset Management

1

Bitwise Bitcoin Strategy Optimum Roll ETF

Management’s Discussion of Fund Performance

June 30, 2023 (Unaudited)

Bitwise Bitcoin Strategy Optimum Roll ETF [Ticker: BITC]

From its inception on March 20, 2023, through June 30, 2023, BITC returned +7.32%, compared to +8.70% for bitcoin. The fund’s underperformance was driven primarily by the cost of rolling its bitcoin futures contracts exposure.

Over the next 6-12 months, we expect the environment to remain favorable for risk assets like bitcoin, as the Federal Reserve tapers off its interest rate hiking cycle. We continue to see value in the bitcoin-linked exposure BITC offers via regulated futures contracts, and believe that bitcoin’s long-term trend of growth is intact.

HISTORICAL PERFORMANCE

Total Return as of June 30, 2023

Cumulative Total Return*
Bitwise Bitcoin Strategy Optimum Roll ETF Net Asset Value	7.32%
Bitwise Bitcoin Strategy Optimum Roll ETF Market Price	7.24%
S&P 500 Index®	15.91%
* Commencement of operations was March 20, 2023.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund Net Asset Value (“NAV”) returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.85%. Actual expenses can be referenced in the Financial Highlights section later in this report. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call 1 (866) 880-7228.

The Fund’s principal investment strategy is to invest in bitcoin futures contracts that provide the highest implied roll return, subject to liquidity requirements. The Fund seeks to achieve its investment objective through actively managed exposure to bitcoin futures contracts and investments in short-term debt securities. The Fund does not invest directly in bitcoin.

The S&P 500® Index is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The ETF may be non-diversified, which may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. The Fund is new and has limited operating history to judge.

This document must be preceded or accompanied by a prospectus.

There is no guarantee or assurance that the Fund’s methodology will result in the Fund achieving positive investment returns or outperforming other investment products.

The price of the Bitcoin Futures Contracts that the Fund invests in should be expected to differ from the current cash price of bitcoin, which is sometimes referred to as the “spot” price of bitcoin. Consequently, the performance of the Fund should be expected to perform differently from the spot price of bitcoin. These differences could be significant. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Risk of Loss. Bitcoin and Bitcoin Futures Contracts are relatively new investments. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. The market for bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Investors in the fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the fund involves a substantial degree of risk.

Blockchain Technology Risk. Certain of the Fund’s investments may be subject to the risks associated with investing in blockchain technology. The risks associated with blockchain technology may not fully emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Because blockchain

2

Bitwise Bitcoin Strategy Optimum Roll ETF

Management’s Discussion of Fund Performance (Continued)

June 30, 2023 (Unaudited)

technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation.

Borrowing Risk. The Fund may borrow for investment purposes using reverse repurchase agreements. The cost of borrowing may reduce the Fund’s return. Borrowing may cause a Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance.

Cost of Futures Investment Risk. When a Bitcoin Futures Contract is in contango, this will cause the return of the contract to underperform the spot price of bitcoin. When a Bitcoin Futures Contract is in backwardation, this will cause the return of the contract to overperform the spot price of bitcoin. Contango in the Bitcoin Futures Contracts market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin Futures Contracts and the Fund to underperform the spot price of bitcoin. Both contango and backwardation would reduce the Fund’s correlation to the spot price of bitcoin and may limit or prevent the Fund from achieving its investment objective.

Leverage Risk. The Fund seeks to achieve and maintain the exposure to the spot price of bitcoin by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk.

Nondiversification Risk. As a nondiversified fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers.

Bitwise Investment Manager, LLC serves as the investment advisor of the fund. The Fund is distributed by Foreside Fund Services, which is not affiliated with Bitwise Investment Manager LLC, Bitwise, or any of its affiliates.

3

Bitwise Bitcoin Strategy Optimum Roll ETF

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 25.8%
U.S. Treasury Bill, 5.10%, 9/19/2023(a) (Cost $345,916)	$350,000	$346,089

	Shares
Money Market Funds – 8.9%
DWS Government Money Market Series Institutional, 5.04%(b) (Cost $119,248)	119,248	119,248

Total Investments – 34.7% (Cost $465,164)		$465,337
Other Assets in Excess of Liabilities – 65.3%		876,266

Net Assets – 100.0%		$1,341,603

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Rate shown reflects the 7-day yield as of June 30, 2023.

At June 30, 2023, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:†
CME Bitcoin Futures	8	$1,227,200	7/28/23	$23,472
CME Micro Bitcoin Futures	37	113,516	7/28/23	3,815

Total unrealized appreciation				$27,287

†	Cash in the amount of $147,253 has been pledged as collateral for open futures contracts as of June 30, 2023.

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bills	25.8%
Money Market Funds	8.9%
Total Investments	34.7%
Other Assets in Excess of Liabilities	65.3%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	4

Bitwise Funds Trust

Consolidated Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

Bitwise Bitcoin Strategy Optimum Roll ETF
Assets
Investments, at fair value	$465,337
Cash	30,883
Deposit at Broker for Futures Contracts	147,253
Unrealized appreciation on futures contracts	27,287
Receivables:
Capital shares	671,112
Reimbursement from adviser	3,801
Interest	156

Total assets	1,345,829

Liabilities
Payables:
Futures commission merchant fees	3,801
Investment advisory fees	425

Total liabilities	4,226

Net Assets	$1,341,603

Net Assets Consist of
Paid-in capital	$1,307,037
Distributable earnings (loss)	34,566

Net Assets	$1,341,603

Number of Common Shares outstanding	50,004

Net Asset Value, offering and redemption price per share	$26.83

Investments, at cost	$465,164

See Notes to Consolidated Financial Statements.	5

Bitwise Funds Trust

Consolidated Statements of Operations

Period ended June 30, 2023 (Unaudited)

Bitwise Bitcoin Strategy Optimum Roll ETF(1)
Investment Income
Dividend income	$795
Interest income	4,353

Total income	5,148

Expenses
Investment advisory fees	1,502
Broker expense	3,801
Other expenses	124

Total expenses	5,427

Less fees waived (see Note 4):
Waiver / Reimbursement	(3,925)

Net expenses	1,502

Net investment income (loss)	3,646

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Futures contracts	3,460

Net change in unrealized appreciation (depreciation) on:
Investments	173
Futures contracts	27,287

Net unrealized gain (loss)	27,460

Net realized and unrealized gain (loss)	30,920

Net Increase (Decrease) in Net Assets Resulting from Operations	$34,566

(1)	For the period March 20, 2023 (commencement of operations) through June 30, 2023.

See Notes to Consolidated Financial Statements.	6

Bitwise Funds Trust

Consolidated Statements of Changes in Net Assets

Bitwise
Bitcoin
Strategy
Optimum Roll
ETF
For the period
March 20,
2023(1) to
June 30, 2023
(Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,646
Net realized gain (loss)	3,460
Net change in net unrealized appreciation (depreciation)	27,460

Net increase (decrease) in net assets resulting from operations	34,566

Fund Shares Transactions
Proceeds from shares sold	1,934,622
Value of shares redeemed	(627,585)

Net increase (decrease) in net assets resulting from fund share transactions	1,307,037

Total net increase (decrease) in net assets	1,341,603

Net Assets
Beginning of period	—

End of period	$1,341,603

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold(2)	75,004
Shares redeemed(2)	(25,000)

Shares outstanding, end of period	50,004

(1)	Commencement of operations.
(2)

Certain proceeds from shares sold and value of shares redeemed were related to the normal fund rebalance process, amounting to $638,283 and $(627,585), respectively. Shares sold and shares redeemed relating to rebalance activities totaled 25,000 and (25,000), respectively.

See Notes to Consolidated Financial Statements.	7

Bitwise Funds Trust

Consolidated Financial Highlights

Period Ended
Bitwise Bitcoin Strategy Optimum Roll ETF	June 30, 2023(a)
Selected Per Share Data	(Unaudited)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.14
Net realized and unrealized gain (loss)	1.69

Total from investment operations	1.83

Net Asset Value, end of period	$26.83

Total Return (%)	7.32(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1
Ratio of expenses before fee waiver (%)	3.07(d)
Ratio of expenses after fee waiver (%)	0.85(d)
Ratio of net investment income (loss) (%)	2.06(d)
Portfolio turnover rate (%)(e)	0(c)

(a)    For the period March 20, 2023 (commencement of operations) through June 30, 2023.

(b)    Per share amounts have been calculated using the average shares outstanding.

(c)    Not annualized.

(d)    Annualized.

(e)    Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	8

Bitwise Bitcoin Strategy Optimum Roll ETF

Notes to Consolidated Financial Statements

June 30, 2023 (Unaudited)

1. Organization

Bitwise Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized on April 28, 2022, as a Delaware Statutory Trust.

As of June 30, 2023, the Trust consists of two investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Fund listed below:

Bitwise Bitcoin Strategy Optimum Roll ETF

Bitwise Investment Manager, LLC (the “Adviser”) serves as investment adviser to the Trust and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Fund commenced operations on March 20, 2023.

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares (“Shares” or “Fund Shares”) on a continuous basis, at net asset value (“NAV”), only in large specified lots, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

The Fund seeks to achieve its investment objective through managed exposure to bitcoin futures contracts and investments in short-term debt securities. The Fund will seek to invest in those bitcoin futures contracts that provide the highest implied roll yield. The Fund does not invest directly in bitcoin.

2. Consolidation of Subsidiary

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of the Fund include the accounts of a wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Subsidiary is a Cayman Islands exempted company with limited liability. For tax purposes, the Fund is required to increase its taxable income by its shares of the Cayman subsidiary’s income. Net losses incurred by the Subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the Subsidiary to offset income from prior or future years.

Fund	Wholly Owned Subsidiary
Bitwise Bitcoin Strategy Optimum Roll ETF	Bitwise Bitcoin Strategy Optimum Roll Cayman Fund

A summary of each Fund’s investment in its corresponding subsidiary is as follows:

			% of Fund’s
		Subsidiary Net	Consolidated
	Inception Date of	Assets at June 30,	Total Assets at
Fund	Subsidiary	2023	June 30, 2023
Bitwise Bitcoin Strategy Optimum Roll ETF	March 20, 2023	$205,423	15.3%

3. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Valuation of Investments

The Board has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available. In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board has designated the Adviser as its valuation designee (the “Valuation Designee”). As Valuation Designee, the Adviser, subject to the oversight of the Board, is responsible for making fair value determinations. The Adviser’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by the Advisor (“the Valuation Committee”).

The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

9

Bitwise Bitcoin Strategy Optimum Roll ETF

Notes to Consolidated Financial Statements (Continued)

June 30, 2023 (Unaudited)

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Investments in open-ended investment companies are valued at their NAV each business day and are categorized as Level 1.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser, as Valuation Designee, to perform fair valuation determinations pursuant to the fair valuation procedures approved by the Board. In undertaking these determinations, the Adviser’s Valuation Committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

•	Level 1 – Quoted prices in active markets for identical assets that the Fund have the ability to access.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2023 for the Fund based upon the three levels defined above:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$346,089	$—	$346,089
Money Market Funds	119,248	—	—	119,248
Futures	27,287	—	—	27,287

TOTAL	$146,535	$346,089	$—	$492,624

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits. As of June 30, 2023, the

Fund did not hold any cash.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

10

Bitwise Bitcoin Strategy Optimum Roll ETF

Notes to Consolidated Financial Statements (Continued)

June 30, 2023 (Unaudited)

Income Tax Information and Distributions to Shareholders

The Fund’s policy is to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. The Fund’s policy is to pay out dividends from net investment income at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts will be reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statement.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

Derivative Financial Instruments

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Fund expects to earn interest income on margin deposits.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

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Bitwise Bitcoin Strategy Optimum Roll ETF

Notes to Consolidated Financial Statements (Continued)

June 30, 2023 (Unaudited)

The following table summarizes the value of the Funds’ derivative instruments held as of June 30, 2023 and the related location in the accompanying Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Commodity Contracts	Unrealized appreciation on futures contracts*	$27,287	Unrealized depreciation on futures contracts*	$—

* Includes cumulative unrealized appreciation or unrealized cumulative depreciation on futures contracts as disclosed in the Schedule of Investments.

For the period from March 20, 2023 (commencement of operations) through June 30, 2023, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Commodity	$ 3,460	$ 27,287

For the period ended June 30, 2023, the average monthly notional volume of derivatives was $965,785.

4. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board.

Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

For its investment advisory services to the Fund, the Adviser is entitled to receive a management fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.85%.

The Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses do not exceed 0.85% of average daily net assets until February 6, 2025.

For the period ended June 30, 2023, the Adviser waived advisory fees of $124. In addition, the Adviser will reimburse the fund $3,801 for broker expenses.

This unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for the services it provides to the

Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, the Adviser is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Vident Investment Advisory, LLC (the “Sub-Adviser”) serves as the Sub-Adviser to the Fund. In this capacity, the Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee by the Adviser. The Fund does not directly compensate the Sub-Adviser.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

A Trustee and certain Officers of the Fund are also employees of the Adviser and receive no compensation from the Fund.

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Bitwise Bitcoin Strategy Optimum Roll ETF

Notes to Consolidated Financial Statements (Continued)

June 30, 2023 (Unaudited)

5. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

6. Federal Income Taxes

At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bitwise Bitcoin Strategy Optimum Roll ETF	$465,164	$173	$—	$173

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

The tax character of current year distributions will be determined at the end of the current fiscal year.

7. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date this financial statements were available to be issued. Management has determined that there were no material events that would require disclosure in the Fund’s financial statements, which occurred during the period subsequent to June 30, 2023.

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Bitwise Bitcoin Strategy Optimum Roll ETF

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including unitary management fees and other Fund expenses. In the most recent six-month period the Fund limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (commencement of operations, as noted below, to June 30, 2023).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Fund’s actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000
Bitwise Bitcoin Strategy Optimum Roll ETF
Actual	$1,000.00	$1,073.20	0.85%	$2.46 (1)
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26 (2)

(1)

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 102 (the number of days in the period March 21, 2023 to June 30, 2023), then divided by 365.

(2)

Expenses (hypothetical expenses as if the Fund had been in existence from January 1, 2023) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

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Bitwise Bitcoin Strategy Optimum Roll ETF

Board Considerations Regarding Approval of Investment Management

Agreement and Investment Sub-Advisory Agreement (Unaudited)

The Board of Trustees (the “Board” or “Trustees” of Bitwise Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved the investment management agreement (the “Advisory Agreement”) with Bitwise Investment Manager, LLC (“BIM” or the “Adviser”), on behalf of Bitwise Bitcoin Strategy Optimum Roll ETF (the “Fund”), and the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser and Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”), for an initial two-year term at a meeting held on January 18, 2023. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination, the Board considered its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received separate materials from each of the Adviser and the Sub-Adviser in advance of the Board meeting responding to requests for information, that, among other things, outlined: the services to be provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds; fees charged to other investment products serviced by the Adviser’s affiliates; the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Adviser; the estimated expense ratio of the Fund as compared to expense ratios of other analogous funds; the nature of expenses to be incurred in providing services to the Fund; the potential for the Adviser and the Sub-Adviser to realize economies of scale, if any; profitability and other financial data for the Adviser; financial data for the Sub-Advisor; any possible indirect benefits to the Adviser and Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Trustees discussed the information provided by the Adviser and the Sub-Adviser with counsel and posed questions to the Adviser and Sub-Adviser about the materials that they received. Based on all of the information considered, the Board, including the Independent Trustees, determined that the terms of the Agreements were fair and reasonable and that the approval of the Agreements were in the best interests of the Fund. These conclusions were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of the Agreements.

Nature, Extent and Quality of Services. The Board acknowledged that although BIM had limited quantifiable track record managing ETFs, BIM’s personnel had a depth of knowledge and experience with ETFs and in the industry in general. The Board considered BIM’s extensive experience in advisory services and understanding of the proposed strategies and risks involved with the Fund. The Board observed that BIM had substantial financial resources, and would be able to absorb the costs of launching the Fund, supporting its staff, and also providing quality services to the Fund. The Board concluded that BIM had sufficient quality and depth of personnel, resources, and investment methods essential to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services that it would provide to the Trust would be satisfactory.

The Board also noted that it was being proposed that Vident serve as investment sub-adviser to the Fund and that Vident had previously been approved to serve as the investment sub-adviser to the Trust’s other series, Bitwise Web3 ETF. The Board also noted that Vident will have the same operational responsibilities with regard to the management of the Fund as it did with Bitwise Web3 ETF, including responsibility for trading portfolio securities for the Fund, which includes the selection of broker-dealers to execute purchase and sales transactions or in connection with any rebalancing, subject to the supervision of BIM and the Board. The Trustees reviewed the background information on the key investment personnel who were responsible for servicing the Fund, taking into account their education and noting the investment team’s experience. The Trustees acknowledged that Vident is a registered investment adviser that was also registered as a commodity trading advisor and provides a comprehensive suite of portfolio management, trading, operations and capital markets services to sponsors of index and active investment strategies. The Board took particular note of the fact that Vident had experience serving as an investment sub-adviser to another ETF that principally engages in the purchase and sale of bitcoin futures contracts. The Trustees concluded that the Vident was expected to provide a quality level of service to the Fund and its shareholders.

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Bitwise Bitcoin Strategy Optimum Roll ETF

Liquidity Risk Management (Unaudited)

Pursuant to Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Fund has adopted and implemented a Liquidity Risk Management Program (the “Program”). The Program addresses the Liquidity Rule’s requirements for the periodic assessment and management of Fund’s liquidity risk and compliance with the Liquidity Rule’s restrictions on investments in illiquid investments. Certain Trust officers and representatives from Bitwise Investment Manager, LLC, the Fund’s investment adviser, have been designated to administer the Program (the “Administrator”).

At its September 21, 2022 meeting, the Administrator reviewed with the Board, the operation of the Program and assessment of its adequacy and effectiveness of implementation to be utilized for the period from September 21, 2022 through June 30, 2023 (the “Reporting Period”). Among other things, the Report summarized the Administrator’s annual liquidity risk assessment, classification of the Fund’s portfolio holdings and monitoring for compliance with the Liquidity Rule’s restrictions on investments in illiquid investments. Further, the Report noted that the Program compiled with key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, including reviewing the Fund’s investment strategies and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; investments in derivatives; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents as well as borrowing arrangements and other funding sources; the relationship between the Fund’s portfolio liquidity and the way in which, and the price and spreads at which, the Fund’s shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

The Report concluded that: (1) there were no material changes to the Program; (2) there were no significant liquidity events impacting the Fund; and (3) that it is the Administrator’s assessment that the Program is adequately designed and has been effective in managing the Fund’s liquidity risk and in implementing the requirements of the Liquidity Rule.

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Bitwise Bitcoin Strategy Optimum Roll ETF

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended December 31 are available on our website at www.bitwiseinvestments.com at or on the SEC’s website — www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (866) 880-7228.

Portfolio Holdings Information

The Fund is required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 866-880-7228.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.bitwiseinvestments.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

This report must be preceded or accompanied by a prospectus.

17

Investment Adviser	Investment Sub-Adviser	Custodian, Administrator,
Bitwise Investment Manager,	Vident Investment Advisory,	Securities Lending Agent &
LLC	LLC	Transfer Agent
400 Montgomery Street, Suite	1125 Sanctuary Parkway, Suite	The Bank of New York Mellon
600	515	240 Greenwich Street
San Francisco, CA 94104	Alpharetta, GA 30009	New York, NY 10036

Distributor	Independent Registered	Legal Counsel
Foreside Financial Services,	Public Accounting Firm	Chapman and Cutler LLP
LLC	KPMG LLP	320 South Canal Street
Three Canal Plaza, Suite 100	345 Park Avenue	Chicago, IL 60606
Portland, ME 04101	New York, NY 10154

Bitwise Funds Trust
400 Montgomery Street, Suite
600, San Francisco, CA 94104

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto, if applicable

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bitwise Funds Trust

By (Signature and Title)*	/s/ Paul Fusaro, President
Paul Fusaro, President
(principal executive officer)

Date: September 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul Fusaro, President
Paul Fusaro President
(principal executive officer)

Date: September 1, 2023

By (Signature and Title)*	/s/ James Gallo, Treasurer
James Gallo, Treasurer
(principal financial officer)

Date: September 1, 2023

*	Print the name and title of each signing officer under his or her signature.